Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Nov. 01, 2024	Oct. 31, 2024	Jan. 31, 2024	Nov. 01, 2023	Oct. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	$ 83,885		$ 78,061
Derivatives	75,017		68,368
Netted Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	38	$ 30	30	$ 10	$ 22	$ 22
Derivatives	$ 205	$ 221	$ 221	$ 186	$ 176	$ 176